Other disclosures	12 Months Ended
Dec. 31, 2017
Other disclosures
Other disclosures

7. Other disclosures

7.1         Related party transactions

Amongst the shareholders of the Company, there are minority investors and venture capitalist funds which individually do not hold a significant influence on the Company. Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. There were no significant transactions with related parties during the period, other than compensation of key management personnel.

Compensation of key management personnel

Key management personnel of the Company is composed of the Chief Executive Officer, the Chief Financial Officer, the Chief Scientific Officer, the Chief Development Officer, the Chief Medical Officer, the Senior Vice President of Business Development and the General Counsel.

The remuneration of the key management personnel during the year was as follows:

	Year Ended December 31,
(in thousands of €)	2017	2016	2015
Short term employee benefits	€3,126	€1,832	€1,482
Post employment benefits	115	125	59
Termination benefits	—	—	124
Share‑based payment(1)	12,041	2,261	1,761
Employer social security contributions stock options(2)	3,073	436	—
	€18,355	€4,654	€3,426
(1)	Amount shown represents the expenses, recorded with respect to the option awards granted in the year, measured using the Black Scholes formula.
(2)

The Group incurs employer social security costs with respect to the option awards granted to certain members of the executive management. The amount of employer social security costs depends on the actual economic value realized and therefore varies based on our stock price. At each reporting date, the Group makes a calculation of the exposure.

Remuneration of the executive directors

The tables below show the remuneration received by executive directors for the years ended December 31, 2017, 2016 and 2015 (in €). Eric Castaldi served as a member of our board until April 26, 2017. A scenario analysis based on best practice clause II.2.1. of the Dutch Corporate Governance Code was made. Both executive directors have met each of their bonus targets previously established by the non-executive directors during the years ended December 31, 2017, 2016 and 2015 and the full bonus was granted in the same year.

			Pension
2015	Base salary	Bonus	contributions	Social security costs	ESOP (1)	Other (2)	Total
Tim Van Hauwermeiren	217,260	103,298	8,690	8,760	201,248	9,210	548,466
Eric Castaldi	222,159	75,075	62,097	133,621	185,464	—	678,416
Total	439,419	178,373	70,787	142,381	386,712	9,210	1,226,882

			Pension
2016	Base salary	Bonus	contributions	Social security costs	ESOP (1)	Other (2)	Total
Tim Van Hauwermeiren	253,284	101,314	11,929	10,284	488,020	9,184	874,015
Eric Castaldi	235,952	82,583	84,972	136,124	786,035	—	1,325,666
Total	489,236	183,897	96,901	146,408	842,597	9,184	1,768,223

			Pension
2017	Base salary	Bonus	contributions	Social security costs	ESOP (1)	Other (2)	Total
Tim Van Hauwermeiren	303,941	301,635	14,315	9,459	2,968,195	9,601	3,607,146
Eric Castaldi	271,344	173,284	62,335	254,732	4,089,209	14,979	4,865,883
Total	575,285	474,919	76,650	264,191	7,057,404	24,580	8,473,029

(1) Amount shown represents the expenses, recorded with respect to the option awards granted in the year, measured using the Black Scholes formula, and the employer social security costs with respect to the option awards granted to certain members of the executive management. The amount of employer social security costs depends on the actual economic value realized and therefore varies based on our stock price. At each reporting date, the Group makes a calculation of the exposure.

(2) Consists of costs attributable to the lease of a company car and employer-paid medical insurance premiums.

The table below shows the number of stock options granted to the executive directors during the years ended December 31, 2017, 2016 and 2015 and their exercise price equal to the fair market value upon date of grant, and the stock options exercised during 2017, 2016 and 2015.

2015	ESOPs	Term		Exercise price	Exercised
Tim Van Hauwermeiren	30,600	10	years	9.47	—
Eric Castaldi	28,200	10	years	9.47	—
Total	58,800				—

2016	ESOPs	Term		Exercise price	Exercised
Tim Van Hauwermeiren	50,000	10	years	11.47
	30,600	10	years	14.13
				3.95	53,092
				2.44	72,200
Eric Castaldi	28,200	10	years	11.47
	28,200	10	years	14.13
Total	137,000				125,292

2017	ESOPs	Term		Exercise price	Exercised
Tim Van Hauwermeiren	80,000	10	years	21.17
				2.44	65,380
Eric Castaldi	43,200	10	years	21.17
Total	123,200				65,380

The table below shows the stock options held at the start of the year ended December 31, 2017, the stock options granted to executive directors which have vested during the year ended December 31, 2017 and the stock options to vest in the years until 2020.

	Total			Total
	options			options
	held on	options	options	held on	Options		Options		Options		Options		Options
	January 1,	granted in	exercised in	December 31,	vested	Exercise	vested in	Exercise	to vest	Exercise	to vest	Exercise	to vest	Exercise
Name	2017	2017	2017	2017	until 2016	price	2017	price	2018	price	2019	price	2020	price
Tim Van Hauwermeiren	281,580	80,000	(65,380)	296,200	70,000	7.17	35,000	7.17
					10,200	9.47	10,200	9.47	10,200	9.47
							26,389	11.47	16,667	11.47	6,944	11.47
							10,200	14.13	10,200	14.13	10,200	14.13
									26,667	21.17	26,666	21.17	26,667	21.17

Eric Castaldi	230,607	43,200	—	273,807	72,007	2.44	9,000	2.44
					43,333	7.17	21,667	7.17
					9,400	9.47	9,400	9.47	9,400	9.47
							14,883	11.47	9,400	11.47	3,917	11.47
							9,400	14.13	9,400	14.13	9,400	14.13
									14,400	21.17	14,400	21.17	14,400	21.17

The table below shows the remaining term of the options held by the executive directors on December 31, 2017.

Name	Number of options	Remaining term at December 31, 2017 (rounded up)
Tim Van Hauwermeiren	105,000	7.0	years
	30,600	8.0	years
	50,000	8.5	years
	30,600	9.0	years
	80,000	10.0	years
Eric Castaldi	60,970	6.5	years
	85,037	7.0	years
	28,200	8.0	years
	28,200	8.5	years
	28,200	9.0	years
	43,200	10.0	years

Stock options are granted to the executive directors by the Board based on the recommendation of the Remuneration and Nomination Committee and the option allocation scheme established by the Board pursuant to the argenx Employee Stock Option Plan.

Remuneration of non-executive directors

The following table sets forth the information regarding the compensation earned by our non‑executive directors during the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
Peter Verhaeghe	€77,500	€55,000	€35,000
John Paul de Koning	—	—	—
Christina Takke	NA	NA	—
David L Lacey	50,000	45,930	45,651
Werner Lanthaler	55,000	45,000	35,000
Pamela Klein	42,500	35,000	NA
Don Debethizy	52,500	43,000	27,617
A.A. Rosenberg	42,500	—	—
Total	€320,000	€223,930	€143,268

The table below shows the number of stock options granted to the non-executive directors during the years ended December 31, 2017, 2016 and 2015 and their exercise price, based on the 30 day average stock price prior to their date of grant, and the stock options exercised during the years ended December 31, 2015 and 2016.

2015	ESOPs	Term		Exercise price	Exercised
Don Debethizy	15,000	10	years	11.44
Total	15,000				—

2016	ESOPs	Term		Exercise price	Exercised
Peter Verhaeghe	10,000	10	years	11.38
David L Lacey	10,000	10	years	11.38
Werner Lanthaler	10,000	10	years	11.38
Don Debethizy	10,000	10	years	11.38
Pamela Klein	10,000	10	years	11.38
A.A. Rosenberg (1)	15,000	10	years	14.13
Total	50,000				—

(1)

15,000 stock options were granted to Msc. A.A. Rosenberg in December 2016 in his capacity of consultant to the company. Msc. A.A. Rosenberg was appointed as a member of our board of directors at our Annual General Meeting in April 2017.

2017	ESOPs	Term		Exercise price	Exercised
David L Lacey	15,000	10	years	21.17
Total	15,000				—

The table below shows the stock options held at the start of the year ended December 31, 2017 and the stock options granted to the non‑executive directors which have vested during the year ended December 31, 2017, as well as the stock options to vest in the years ending December 31, 2018, December 31, 2019 and December 31, 2020 (in number of stock options), and the respective exercise price of such stock options:

	Total		Total					Options		Options		Options
	options	Options	options	Options		Options		to		to		to
	held on	granted	held on	vested		vested		vest		vest		vest
	January 1,	in	December 31,	until	Exercise	in	Exercise	in	Exercise	in	Exercise	in	Exercise
Name	2017	2017	2017	2016	price	2017	price	2018	price	2019	price	2020	price
Peter Verhaeghe	34,585	—	34,585	11,626	€2.44
				7,959	€3.95
				3,333	€7.17	1,667	€7.17
						5,000	€11.38	3,333	€11.38	1,667	€11.38

David L. Lacey	29,443	15,000	44,443	6,643	€2.44
				8,533	€7.17	4,267	€7.17
						5,000	€11.38	3,333	€11.38	1,667	€11.38
								5,000	€21.17	5,000	€21.17	5,000	€21.17

Werner Lanthaler	29,416	—	29,416	12,814	€2.44	1,602	€2.44
				3,333	€7.17	1,667	€7.17
						5,000	€11.38	3,333	€11.38	1,667	€11.38

J. Donald deBethizy	25,000	—	25,000	7,500	€11.44	5,000	€11.44	2,500	€11.44
						5,000	€11.38	3,333	€11.38	1,667	€11.38

Pamela Klein	25,000	—	25,000	7,500	€11.44	5,000	€11.44	2,500	€11.44
						5,000	€11.38	3,333	€11.38	1,667	€11.38

A.A. Rosenberg	15,000	—	15,000	—	€14.13	5,000	€14.13	5,000	€14.13	5,000	€14.13

The table below shows the remaining term of the stock options held by the non‑executive directors on December 31, 2017.

Remaining term on
	Number of	December 31, 2017
Name	stock options	(rounded up)
Peter K.M. Verhaeghe	3,650	2.5 years
	2,340	3.0 years
	5,560	5.5 years
	3,181	6.0 years
	9,854	7.0 years
	10,000	8.5 years
David L. Lacey	3,180	5.5 years
	1,818	6.0 years
	14,445	7.0 years
	10,000	8.5 years
	15,000	10.0 years
Werner Lanthaler	10,850	6.0 years
	8,566	7.0 years
	10,000	8.5 years
J. Donald deBethizy	15,000	7.5 years
	10,000	8.5 years
Pamela Klein	15,000	7.5 years
	10,000	8.5 years
A.A. Rosenberg	15,000	9.0 years

Stock options are granted to the non-executive directors by the Board based on the recommendation of the Remuneration and Nomination Committee, and the option allocation scheme established by the board pursuant to the argenx Employee Stock Option Plan.

No stock options were exercised by non‑executive directors during the year ended December 31, 2017, and no corresponding shares were issued in relation thereto.

7.2         Contingencies

The Group is currently not facing any outstanding claims or litigations that may have a significant adverse impact on the Group’s financial position.

As described in note 5.2 the Group has received several types of government grants which are granted subject to a certain number of conditions that need to be met at grant date and in the future. The Group recognizes grant income from Belgian and Flemish grant bodies when all contractual conditions are met. These government institutions may however subsequently perform an audit which may result in a (partial) claw back of the grant. The Group deems that the claw back risk is remote in view of the continuous monitoring of the contractual conditions. Currently the Group has fulfilled all the existing conditions relating to the recognition of its grant income.

Contracts with these grant bodies also typically include clauses that define the need for future validation of the project results after completion of the initial grant term during which the subsidized expenses or investments have been incurred and for which the grant was earned. Should this validation not occur or be deemed inadequate, the grant bodies have the right to reclaim funds previously granted.

7.3         Commitments

At balance sheet date, there were no commitments signed for the acquisition of property, plant and equipment or intangible assets.

In July 2017, the Group signed a letter of intent with its drug substance manufacturing contractor, Lonza Sales AG, or Lonza, related to the biologics license application for ARGX‑113. The total commitment under this letter of intent amounts to a minimum spend of £5.0 million before the end of calendar year 2018, of which the Group paid £1.0 million upon signature. In December 2017, the Group amended one of its manufacturing agreements with Lonza. This amendment expands the scope of Lonza’s services with additional services for ARGX‑113 to be performed at the Lonza facility in Tuas, Singapore. These services relate to the start‑up of Lonza Singapore as a potential future commercial manufacturing site. Pursuant to this amendment, the Group has additional contractual obligations in the aggregate amounts of approximately $9.3 million, with payments beginning in January 2018. In addition to the obligations for ARGX‑113, the Group also has contractual obligations for ARGX‑110 for approximately £0.9 million, with payments beginning by the third quarter of 2018.

For information on the operating leases see note 5.7.

7.4         Audit Fees

The following auditors’ fees were expensed in the income statement:

	Year Ended December 31,
Fees	2017	2016	2015
	in thousands of €
Audit fees(1)	€205	€85	€70
Audit-related fees	698	65	35
Tax and other services(2)	—	2	3
Total	€903	€152	€108
(1)	Audit services performed by Deloitte Accountants B.V. as the external auditor referred to in Section 1 of the Dutch Accounting Firms Oversight Act (Wta) as well as by the Deloitte network.
(2)	Tax and other services performed conducted by the Deloitte network.

7.5         Overview of consolidation scope

The parent company argenx SE is domiciled in the Netherlands. The Company, argenx SE, has one subsidiary, argenx BVBA, based in Belgium. Since October 2017, argenx BVBA has also one subsidiary, argenx US Inc., based in the United States of America. Details of the Group’s consolidated entities at the end of the reporting period are as follows:

List of consolidated companies.

Name	Registration number	Country	Participation	Main activity
argenx SE	COC 24435214	The Netherlands	100.00%	Holding company
argenx BVBA	0818292196	Belgium	100.00%	Biotechnical research on drugs and pharma processes
argenx US, Inc.	36-4880497	USA	100.00%	Pharmaceuticals and pharmacy supplies merchant wholesalers

7.6         Events after the balance sheet date

On March 16, 2018, the Company has been awarded a €2.5 million VLAIO grant to identify novel therapeutic antibodies. This grant will be used to fund research of novel targets involved in regulation of locally-released TGF-ß, a protein active in immunosuppression.

On March 22, 2018, the Company announced the expansion of its pipeline with addition of complement targeted ARGX-117 for treatment of severe autoimmune diseases. ARGX-117 has the potential to have synergistic effect with the lead autoimmune compound ARGX-113.